Consolidated Statements of Financial Position $ in Thousands, $ in Millions		Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Current assets
Cash and cash equivalents		$ 279,586	$ 558,251	[1]
Restricted cash		19,338	27,013	[1]
Marketable securities		21,926	83,724	[1]
Accounts receivable		22,636	10,865	[1]
Biological assets		3,477	4,410	[1]
Inventory		127,782	29,503	[1]
Prepaid expenses and deposits		10,110	4,355	[1]
Investments		6,552	3,065	[1]
Assets held for sale		6,375	2,998	[1]
Net investment in subleases		3,701	3,991	[1]
Current assets		501,483	728,175	[1]
Non-current assets
Long-term deposits		8,584	7,725	[1]
Right of use assets		134,154	6,717	[1]
Property, plant and equipment		143,409	56,472	[1]
Net investment in subleases		19,618	22,571	[1]
Intangible assets	[1]	74,885	50,148
Investments		90,702	70,498	[1]
Equity-accounted investees		519,255	412,858	[1]
Goodwill	[1]	67,260	72,496
Total assets		1,559,350	1,427,660	[1],[2]
Current liabilities
Accounts payable and accrued liabilities		48,153	38,452	[1]
Current lease liabilities		30,206	5,701	[1]
Derivative warrants		11,002	21,700	[1]
Current liabilities		89,361	65,853	[1]
Non-current liabilities
Lease liabilities		139,625	27,769	[1]
Other liabilities		2,709	4,505	[1]
Total liabilities		231,695	98,127	[1]
Shareholders’ equity
Share capital		2,292,810	2,035,704	[1]
Warrants		2,260	8,092	[1]
Contributed surplus		68,961	60,734	[1]
Contingent consideration		2,279	2,279	[1]
Accumulated deficit	[1]	(1,091,999)	(785,112)
Accumulated other comprehensive income		32,188	7,607	[1]
Total shareholders’ equity		1,306,499	1,329,304	[1]
Non-controlling interest		21,156	229	[1]
Total liabilities and shareholders’ equity		$ 1,559,350	$ 1,427,660	[1]

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustments to provisional amounts — refer to note 5(b)